Common Stock - Summary of Stock Options Reserved for Future Issuance (Parenthetical) (Detail) - $ / shares	Jun. 30, 2022	Jun. 08, 2022	Dec. 31, 2021	Dec. 31, 2020
Common stock, shares authorized	500,000,000		27,006,600
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock [Member]
Common stock, shares authorized			138,000,000	138,000,000
Common stock, par value			$ 0.0001	$ 0.0001